Inventories - Schedule of inventories (Details) - CAD ($)	May 31, 2022	Feb. 28, 2022	Feb. 28, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 5,106,207	$ 4,640,896
Work in progress	403,966	259,235
Finished goods	87,815	69,308
Trading goods	623,712	0
Total	$ 6,221,700	$ 4,969,439	$ 0